JPMorgan Active Growth ETF
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 95.6%
Aerospace & Defense — 0.4%
TransDigm Group, Inc. *	2,228	1,878,494
Automobiles — 3.2%
Tesla, Inc. *	60,269	15,080,509
Beverages — 0.9%
Constellation Brands, Inc., Class A	5,676	1,426,549
Monster Beverage Corp. *	55,339	2,930,200
		4,356,749
Biotechnology — 4.3%
AbbVie, Inc.	10,899	1,624,605
Alnylam Pharmaceuticals, Inc. *	10,923	1,934,464
Exact Sciences Corp. *	58,219	3,971,700
Moderna, Inc. *	3,459	357,280
Natera, Inc. *	20,929	926,108
Regeneron Pharmaceuticals, Inc. *	12,490	10,278,771
Sarepta Therapeutics, Inc. *	5,578	676,165
Seagen, Inc. *	2,595	550,529
		20,319,622
Broadline Retail — 6.8%
Amazon.com, Inc. *	224,977	28,599,076
MercadoLibre, Inc. (Brazil) *	2,804	3,555,136
		32,154,212
Building Products — 1.0%
Trane Technologies plc	24,097	4,889,522
Capital Markets — 2.5%
Blackstone, Inc.	42,734	4,578,521
Charles Schwab Corp. (The)	5,966	327,533
Morgan Stanley	45,296	3,699,324
MSCI, Inc.	819	420,213
S&P Global, Inc.	7,649	2,795,021
		11,820,612
Chemicals — 0.2%
Sherwin-Williams Co. (The)	2,914	743,216
Commercial Services & Supplies — 0.6%
Copart, Inc. *	61,282	2,640,641
Communications Equipment — 0.2%
Arista Networks, Inc. *	6,118	1,125,284
Construction & Engineering — 0.9%
AECOM	13,826	1,148,111
Quanta Services, Inc.	16,181	3,026,980
		4,175,091
Distributors — 0.2%
Pool Corp.	2,613	930,489

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — 1.6%
AMETEK, Inc.	15,304	2,261,319
Eaton Corp. plc	12,038	2,567,465
Hubbell, Inc.	5,558	1,741,933
Rockwell Automation, Inc.	4,273	1,221,522
		7,792,239
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	24,511	2,058,679
Jabil, Inc.	14,237	1,806,533
Keysight Technologies, Inc. *	3,516	465,202
		4,330,414
Energy Equipment & Services — 0.6%
TechnipFMC plc (United Kingdom)	130,165	2,647,556
Entertainment — 2.1%
Netflix, Inc. *	21,111	7,971,513
Spotify Technology SA *	4,915	760,056
Take-Two Interactive Software, Inc. *	10,597	1,487,713
		10,219,282
Financial Services — 3.1%
Block, Inc. *	1,981	87,679
Mastercard, Inc., Class A	36,450	14,430,919
PayPal Holdings, Inc. *	5,147	300,894
		14,819,492
Ground Transportation — 2.2%
JB Hunt Transport Services, Inc.	8,695	1,639,182
Old Dominion Freight Line, Inc.	3,817	1,561,687
Uber Technologies, Inc. *	159,711	7,345,109
		10,545,978
Health Care Equipment & Supplies — 2.1%
Align Technology, Inc. *	10,908	3,330,431
Cooper Cos., Inc. (The)	4,743	1,508,321
Dexcom, Inc. *	6,820	636,306
Intuitive Surgical, Inc. *	16,095	4,704,408
		10,179,466
Health Care Providers & Services — 1.9%
HCA Healthcare, Inc.	9,284	2,283,678
McKesson Corp.	7,346	3,194,408
UnitedHealth Group, Inc.	7,013	3,535,885
		9,013,971
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc., Class A *	7,288	999,986
Booking Holdings, Inc. *	879	2,710,792
Chipotle Mexican Grill, Inc. *	1,184	2,168,887
Hilton Worldwide Holdings, Inc.	10,020	1,504,804

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Marriott International, Inc., Class A	14,496	2,849,334
Starbucks Corp.	17,035	1,554,784
		11,788,587
Household Durables — 0.3%
Garmin Ltd.	11,559	1,216,007
Insurance — 0.4%
Progressive Corp. (The)	15,193	2,116,385
Interactive Media & Services — 10.3%
Alphabet, Inc., Class C *	200,727	26,465,855
Meta Platforms, Inc., Class A *	74,899	22,485,429
		48,951,284
IT Services — 1.8%
Cognizant Technology Solutions Corp., Class A	17,550	1,188,837
MongoDB, Inc. *	8,507	2,942,231
Shopify, Inc., Class A (Canada) *	53,561	2,922,824
Snowflake, Inc., Class A *	10,624	1,623,028
		8,676,920
Life Sciences Tools & Services — 0.7%
Mettler-Toledo International, Inc. *	612	678,139
Thermo Fisher Scientific, Inc.	4,885	2,472,640
		3,150,779
Machinery — 1.1%
Deere & Co.	8,084	3,050,740
Ingersoll Rand, Inc.	31,935	2,034,898
		5,085,638
Media — 0.9%
Trade Desk, Inc. (The), Class A *	55,696	4,352,642
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	47,545	1,772,953
Oil, Gas & Consumable Fuels — 1.3%
Cheniere Energy, Inc.	19,027	3,157,721
ConocoPhillips	13,577	1,626,525
EOG Resources, Inc.	12,773	1,619,105
		6,403,351
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	2,753	397,946
Pharmaceuticals — 2.6%
Eli Lilly & Co.	21,091	11,328,609
Royalty Pharma plc, Class A	40,365	1,095,506
		12,424,115
Semiconductors & Semiconductor Equipment — 9.7%
Advanced Micro Devices, Inc. *	40,667	4,181,381
ASML Holding NV (Registered), NYRS (Netherlands)	2,445	1,439,274

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Broadcom, Inc.	9,238	7,672,898
Entegris, Inc.	15,246	1,431,752
First Solar, Inc. *	15,698	2,536,640
Lam Research Corp.	7,120	4,462,602
NVIDIA Corp.	55,682	24,221,113
		45,945,660
Software — 18.5%
Adobe, Inc. *	7,358	3,751,844
Cadence Design Systems, Inc. *	6,030	1,412,829
Confluent, Inc., Class A *	54,157	1,603,589
Crowdstrike Holdings, Inc., Class A *	8,328	1,393,941
HashiCorp, Inc., Class A *	26,898	614,081
HubSpot, Inc. *	7,729	3,806,532
Intuit, Inc.	14,265	7,288,559
Microsoft Corp.	152,091	48,022,733
Oracle Corp.	55,406	5,868,604
Palo Alto Networks, Inc. *	13,850	3,246,994
Salesforce, Inc. *	20,294	4,115,217
Synopsys, Inc. *	9,412	4,319,826
Workday, Inc., Class A *	12,650	2,717,853
		88,162,602
Specialty Retail — 2.8%
AutoZone, Inc. *	1,054	2,677,149
Lowe's Cos., Inc.	31,670	6,582,293
Ross Stores, Inc.	16,705	1,886,830
TJX Cos., Inc. (The)	26,490	2,354,431
		13,500,703
Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	166,231	28,460,409
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc. *	3,779	1,457,220
Trading Companies & Distributors — 0.2%
Air Lease Corp.	21,483	846,645
Total Common Stocks (Cost $413,665,305)		454,372,685

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 4.3%
Investment Companies — 4.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b) (Cost $20,516,430)	20,516,430	20,516,430
Total Investments — 99.9% (Cost $434,181,735)		474,889,115
Other Assets Less Liabilities — 0.1%		408,320
NET ASSETS — 100.0%		475,297,435

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$474,889,115	$—	$—	$474,889,115

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	$6,933,264	$19,581,177	$5,998,011	$—	$—	$20,516,430	20,516,430	$208,716	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.